Ioannis Tzouganatos Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-476-1711 Fax 617-203-1265 Ioannis.tzouganatos@citi.com

August 9, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust (File Nos. 333/180225/811-22678)
Salient MLP & Energy Infrastructure Fund II

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the Salient MLP & Energy Infrastructure Fund II that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 6, 2013 (Accession No. 0001193125-13-321810), which is incorporated herein by reference.

Please feel free to contact me at (617) 476-1711 with any questions concerning this filing.

Very truly yours,

/s/ Ioannis Tzouganatos
Ioannis Tzouganatos
Vice President, Citi Fund Services cc: George J. Zornada, Esq.